N-PX 1 npxwithsignaturepage.htm  Advanced Equities Late Stage Opportunities Fund I, LLC

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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-22214

ADVANCED EQUITIES LATE STAGE OPPORTUNITIES FUND I, LLC

(Exact name of registrant as specified in charter)

311 S. Wacker Drive, Suite 1650, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Advanced Equity Financial Corporation

311 S. Wacker Drive, Suite 1650

Chicago, IL 60606

Byron Crowe, President

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 377-5300

Date of fiscal year end:   December 31st

Date of reporting period:  July 1, 2009 - June 30, 2010

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §. 3507.

ITEM 1. PROXY VOTING RECORD:

Registrant: Advanced Equities Late Stage Opportunities Fund I, LLC										Item 1, Exhibit A
Investment Company Act file number: 811-22214
Reporting Period: July 1, 2009 - June 30, 2010

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management	(j) Fund Name
1	Force 10 Networks Inc.			Consented on 7/31/2009	Repurchase 5165 shares of Company's Seris B Prefered Stock	Management		Abstain		Advanced Equities late Stage Opportunities Fund I, LLC
2	Force 10 Networks Inc.			Consented on 10/27/2009	1 to 40 forward stock split of company Common or Preferred Stock	Management		Abstain		Advanced Equities late Stage Opportunities Fund I, LLC
3	Force 10 Networks Inc.			Consented on 11/9/2009	Increase the to Shares Reservd Under 2007 Equity Incentive Plan	Management		Abstain		Advanced Equities late Stage Opportunities Fund I, LLC
4	Alien Technology corporation			Consented on 11/20/2009	Recapitalization and Series A' Preferred Stock Financing.	Management		Abstain		Advanced Equities late Stage Opportunities Fund I, LLC
5	Alien Technology Corporation			Consented on 12/03/2009	Approval of settlement agreement , proposed changes to loan facility and amendment to price of Series A preferred Stock Financing due to the settlement.	Management		Abstain		Advanced Equities late Stage Opportunities Fund I, LLC
6	Alien Technology Corporation			Consented on 4/28/2010	1 for 1,000 reverse stock split	Management		Abstain		Advanced Equities late Stage Opportunities Fund I, LLC
7	Force10 Networks, INC.			Consented on 5/24/2010	Resolutions related to the initial public offering of the Company's capital stock and the company's equity incentive plans.	Management		Abstain		Advanced Equities late Stage Opportunities Fund I, LLC

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2010 with respect to which the Registrant was entitled to vote:

          (a)  The name of the issuer of the portfolio security;

          (b)  The exchange ticker symbol of the portfolio security;

 (c)   The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d)  The shareholder meeting date;

          (e)  A brief identification of the matter voted on;

          (f)  Whether the matter was proposed by the issuer or by a security holder;

          (g)  Whether the Registrant cast its vote on the matter;

 (h)  How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i)  Whether the Registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ADVANCED EQUITIES LATE STAGE OPPORTUNITIES FUND I, LLC

By (Signature and Title)*          /s/ Byron Crowe

Byron Crowe, President

Date:  September 30, 2011

* Print the name and title of each signing officer under his or her signature.